Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.72%
Application Software–10.45%
Adobe, Inc.(b)	5,813	$2,648,519
Datadog, Inc., Class A(b)	16,432	2,488,955
Expensify, Inc., Class A(b)(c)	21,887	384,336
HubSpot, Inc.(b)	4,333	2,057,915
RingCentral, Inc., Class A(b)	8,000	937,680
salesforce.com, inc.(b)	15,894	3,374,614
Synopsys, Inc.(b)	12,984	4,327,177
Workday, Inc., Class A(b)	5,650	1,352,949
		17,572,145
Automobile Manufacturers–0.56%
Tesla, Inc.(b)	875	942,900
Data Processing & Outsourced Services–4.27%
Adyen N.V. (Netherlands)(b)(d)	718	1,418,460
Mastercard, Inc., Class A	7,982	2,852,607
Visa, Inc., Class A	13,111	2,907,626
		7,178,693
Health Care Equipment–2.45%
Intuitive Surgical, Inc.(b)	9,084	2,740,461
Shockwave Medical, Inc.(b)	6,604	1,369,406
		4,109,867
Hotels, Resorts & Cruise Lines–1.91%
Booking Holdings, Inc.(b)	1,366	3,207,983
Interactive Home Entertainment–0.63%
Electronic Arts, Inc.	8,311	1,051,425
Interactive Media & Services–12.82%
Alphabet, Inc., Class A(b)	5,714	15,892,634
Meta Platforms, Inc., Class A(b)	9,981	2,219,375
ZoomInfo Technologies, Inc., Class A(b)	57,487	3,434,273
		21,546,282
Internet & Direct Marketing Retail–2.92%
Amazon.com, Inc.(b)	1,504	4,902,965
Internet Services & Infrastructure–3.73%
Cloudflare, Inc., Class A(b)	18,601	2,226,540
MongoDB, Inc.(b)	3,228	1,431,909
Snowflake, Inc., Class A(b)	11,411	2,614,602
		6,273,051
Life Sciences Tools & Services–2.54%
Avantor, Inc.(b)	88,293	2,986,069
IQVIA Holdings, Inc.(b)	5,580	1,290,152
		4,276,221
Managed Health Care–0.52%
UnitedHealth Group, Inc.	1,701	867,459
Semiconductor Equipment–5.38%
Applied Materials, Inc.	27,200	3,584,960
Shares		Value
Semiconductor Equipment–(continued)
ASML Holding N.V., New York Shares (Netherlands)	3,303	$2,206,173
KLA Corp.	8,896	3,256,469
		9,047,602
Semiconductors–18.93%
Advanced Micro Devices, Inc.(b)	30,521	3,337,166
Lattice Semiconductor Corp.(b)	45,860	2,795,167
Monolithic Power Systems, Inc.	4,387	2,130,678
NVIDIA Corp.	51,149	13,956,516
ON Semiconductor Corp.(b)	53,158	3,328,222
QUALCOMM, Inc.	41,075	6,277,082
		31,824,831
Systems Software–21.74%
Darktrace PLC (United Kingdom)(b)	124,029	726,071
KnowBe4, Inc., Class A(b)	98,279	2,262,382
Microsoft Corp.	63,672	19,630,714
Palo Alto Networks, Inc.(b)	9,717	6,048,930
ServiceNow, Inc.(b)	9,583	5,336,677
Zscaler, Inc.(b)	10,531	2,540,920
		36,545,694
Technology Hardware, Storage & Peripherals–9.87%
Apple, Inc.	95,021	16,591,617
Total Common Stocks & Other Equity Interests (Cost $99,466,316)		165,938,735
Money Market Funds–1.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(e)(f)	635,944	635,944
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(e)(f)	453,898	453,762
Invesco Treasury Portfolio, Institutional Class, 0.16%(e)(f)	726,794	726,794
Total Money Market Funds (Cost $1,816,500)		1,816,500
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $101,282,816)		167,755,235
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.24%
Invesco Private Government Fund, 0.31%(e)(f)(g)	121,450	121,450
Invesco Private Prime Fund, 0.34%(e)(f)(g)	283,628	283,600
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $405,023)		405,050
TOTAL INVESTMENTS IN SECURITIES–100.04% (Cost $101,687,839)		168,160,285
OTHER ASSETS LESS LIABILITIES—(0.04)%		(74,426)
NET ASSETS–100.00%		$168,085,859

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$687,446	$6,416,275	$(6,467,777)	$-	$-	$635,944	$52
Invesco Liquid Assets Portfolio, Institutional Class	491,002	4,583,053	(4,619,840)	-	(453)	453,762	76
Invesco Treasury Portfolio, Institutional Class	785,653	7,332,885	(7,391,744)	-	-	726,794	85
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,370,979	14,321,165	(15,570,694)	-	-	121,450	166*
Invesco Private Prime Fund	3,198,950	33,468,595	(36,383,622)	27	(350)	283,600	638*
Total	$6,534,030	$66,121,973	$(70,433,677)	$27	$(803)	$2,221,550	$1,017

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$163,794,204	$2,144,531	$—	$165,938,735
Money Market Funds	1,816,500	405,050	—	2,221,550
Total Investments	$165,610,704	$2,549,581	$—	$168,160,285
Invesco V.I. Technology Fund